Average Annual Total Returns - VIPGrowthOpportunitiesPortfolio-InvestorPRO - VIPGrowthOpportunitiesPortfolio-InvestorPRO - VIP Growth Opportunities Portfolio	Apr. 29, 2023
VIP Growth Opportunities Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(38.20%)
Past 5 years	13.00%
Past 10 years	15.00%
RS004
Average Annual Return:
Past 1 year	(29.14%)
Past 5 years	10.96%
Past 10 years	14.10%